Short-term investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term investments
Time deposits		$ 1,793
Minimum Original maturity period of short-term investment (in months)	3 months